FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Financial assets classification
he following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	$—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $1,713 million.
(
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total (4)	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (5)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Total financial assets include $3,509 million of assets pledged as collateral.

(5)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $4,044 million.

(US$ MILLIONS)	2018	2017
Current
Marketable securities (1)	$265	$207
Restricted cash	376	68
Derivative contracts	223	75
Loans and notes receivable	22	11
Total current	$886	$361
Non-current
Marketable securities (1)	$1	$1
Restricted cash	32	11
Derivative contracts	20	7
Loans and notes receivable	150	150
Other financial assets (2)	280	254
Total non-current	$483	$423
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(1)	During the year ended December 31, 2018 the partnership recognized $nil (2017: $49 million), of net gains on disposition of marketable securities.

(2)	Other financial assets includes secured debentures to homebuilding companies in our business services segment.

(US$ MILLIONS)	2018	2017
Current, net	$4,307	$3,454
Non-current, net
Accounts receivable	37	—
Retainer on customer contracts	103	197
Billing rights	713	711
Total Non-current, net	$853	$908
Total (1)	$5,160	$4,362

____________________________________

(1)	Refer to Note 16 for additional information.
he amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2018	2017	2016
Loss allowance - beginning	$40	$7	10
Add: increase in allowance	22	39	1
Deduct: bad debt write offs	(10)	(6)	(3)
Foreign currency translation	(7)	—	(1)
Loss allowance - ending	$45	$40	$7

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total (4)	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (5)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Total financial assets include $3,509 million of assets pledged as collateral.

(5)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $4,044 million.
he following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	$—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $1,713 million.
(

Carrying and fair values of financial assets
he following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2018 and 2017:

	2018			2017
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$266	$—	$—	$207	$—	$—
Corporate bonds	—	—	—	—	—	—
Accounts receivable	—	67	—	—	50	—
Loans and notes receivable	—	—	—	—	—	1
Derivative assets	41	202	—	15	66	34
Other financial assets	—	—	280	—	—	222
	$307	$269	$280	$222	$116	$257
Financial liabilities
Derivative liabilities	$13	$296	$13	$30	$65	$—
Other financial liabilities	—	—	37	—	—	64
	$13	$296	$50	$30	$65	$64
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2018	Valuation technique(s) and key input(s)
Derivative assets	$202
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Derivative liabilities	$296
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Accounts receivable	$67
Accounts receivable represents amounts due from customers for sales of metals concentrate subject to provisional pricing, which was fair valued using forward metal prices and foreign exchange rates applicable for the month of final settlement.

Carrying and fair values of financial liabilities
he following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2018 and 2017:

	2018			2017
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$266	$—	$—	$207	$—	$—
Corporate bonds	—	—	—	—	—	—
Accounts receivable	—	67	—	—	50	—
Loans and notes receivable	—	—	—	—	—	1
Derivative assets	41	202	—	15	66	34
Other financial assets	—	—	280	—	—	222
	$307	$269	$280	$222	$116	$257
Financial liabilities
Derivative liabilities	$13	$296	$13	$30	$65	$—
Other financial liabilities	—	—	37	—	—	64
	$13	$296	$50	$30	$65	$64
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2018	Valuation technique(s) and key input(s)
Derivative assets	$202
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Derivative liabilities	$296
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Accounts receivable	$67
Accounts receivable represents amounts due from customers for sales of metals concentrate subject to provisional pricing, which was fair valued using forward metal prices and foreign exchange rates applicable for the month of final settlement.

Schedule of significant unobservable inputs used and change in balance of financial assets
e following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2018	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$238	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$32	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$10	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Derivative liabilities	$13	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
Other financial liabilities - contingent consideration	$31	Scenario-based expected present value	Forecasted EBITDA of acquired entities	Increases (decreases) in forecasted EBITDA increase (decrease) fair value
Other financial liabilities - management compensation plan units	$6	Multiples analysis	3-year historical EBIT of our financial advisory services business	Increases (decreases) in historical EBIT increase (decrease) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2018 and 2017:

(US$ MILLIONS)	2018	2017
Balance at beginning of year	$257	$108
Fair value change recorded in net income	17	(18)
Fair value change recorded in other comprehensive income	(2)	11
Additions (1)	49	164
Disposals	(41)	(8)
Balance at end of period	$280	$257

____________________________________

(1)
In 2018, $49 million of the additions relate to a secured debenture investment in a homebuilding company. In 2017, $34 million of the additions relate to IAS 39 available-for-sale equity instruments assumed on the acquisition of Greenergy, $39 million of the additions relate to warrants acquired by the partnership as part of its investment in Teekay Offshore, and $91 million relates to a secured debenture investment in a homebuilding company.

O

Schedule of significant unobservable inputs used and change in balance of financial liabilities
e following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2018	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$238	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$32	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$10	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Derivative liabilities	$13	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
Other financial liabilities - contingent consideration	$31	Scenario-based expected present value	Forecasted EBITDA of acquired entities	Increases (decreases) in forecasted EBITDA increase (decrease) fair value
Other financial liabilities - management compensation plan units	$6	Multiples analysis	3-year historical EBIT of our financial advisory services business	Increases (decreases) in historical EBIT increase (decrease) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2018 and 2017:

(US$ MILLIONS)	2018	2017
Balance at beginning of year	$257	$108
Fair value change recorded in net income	17	(18)
Fair value change recorded in other comprehensive income	(2)	11
Additions (1)	49	164
Disposals	(41)	(8)
Balance at end of period	$280	$257

____________________________________

(1)
In 2018, $49 million of the additions relate to a secured debenture investment in a homebuilding company. In 2017, $34 million of the additions relate to IAS 39 available-for-sale equity instruments assumed on the acquisition of Greenergy, $39 million of the additions relate to warrants acquired by the partnership as part of its investment in Teekay Offshore, and $91 million relates to a secured debenture investment in a homebuilding company.

O